Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Estimated carrying values and fair values of the Company's recorded financial instruments
The estimated carrying amounts and fair values of the Company’s recorded financial instruments not carried at fair market value are as follows:

	As of December 31, 2016		As of December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Assets:
Notes receivable, including current portion	$30	$30	$47	$47
Liabilities:
Long-term debt, including current portion	$6,057	$6,056	$5,656	$5,538

Fair Value, Option, Quantitative Disclosures [Table Text Block]
The following table presents the level within the fair value hierarchy for long-term debt, including current portion as of December 31, 2016 and 2015:

	As of December 31, 2016		As of December 31, 2015
	Level 2	Level 3	Level 2	Level 3
	(In millions)
Long-term debt, including current portion	$1,455	$4,601	$978	$4,560

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents assets and liabilities measured and recorded at fair value on the Company's consolidated balance sheets on a recurring basis and their level within the fair value hierarchy:

	As of December 31, 2016	As of December 31, 2016	As of December 31, 2015
	Fair Value (a)	Fair Value (a)	Fair Value (a)
(In millions)	Level 1	Level 2	Level 2
Derivative assets:
Commodity contracts	$1	$1	$—
Interest rate contracts	—	1	—
Total assets	$1	$2	$—
Derivative liabilities:
Commodity contracts	$—	$1	$2
Interest rate contracts	—	75	98
Total liabilities	$—	$76	$100

(a) There were no assets or liabilities classified as Level 1 as of December 31, 2015. There were no assets or liabilities classified Level 3 as of December 31, 2016 and 2015.